Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 7,110	$ 6,978
Less: Accumulated depreciation and amortization		(5,896)	(4,979)
Property and equipment, net	1,095	1,214	1,999
Computers Equipment And Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		833	784
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		4,599	4,579
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		357	357
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,321	$ 1,258